Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,659,961	$ 2,610,614	$ 1,890,272
Less: Accumulated depreciation	(1,448,361)	(725,408)	(194,961)
Property and equipment, net	2,211,600	1,885,206	$ 1,695,311
Equipment and Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,406,531	1,403,817
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	156,960	156,960
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,158,102	883,077
Displays [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	757,162
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 181,206	$ 166,760